Risk Management - Additional Information (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of credit risk exposure [line items]
Long-term debt	$ 7,685		$ 6,629
Unencumbered assets	$ 537,400		$ 516,600
Percentage of equity hedges in the dynamic program offset against hedged variable annuity liability	95.00%		95.00%	95.00%	95.00%
Probability-weighted ECL	$ 809		$ 828
Loaned securities included in invested assets	12,712		11,663
Reverse repurchase transactions recorded as short-term receivables	957		1,594
Repurchase agreements and cash collateral on securities lent	$ 193		668
Term of credit default swaps	5 years	5 years
Largest single counterparty exposure without master netting agreements or the benefit of collateral held	$ 6,700		7,202
Net amounts excluding financing entity	$ 561		$ 429
Percentage ceded to reinsurers	94.00%		93.00%	94.00%	93.00%
Exposure to credit risk	$ 43,193		$ 40,753
Net exposure after offsetting agreements and benefit of fair value of collateral held	$ 16,189		17,595
+10%
Disclosure of credit risk exposure [line items]
Percentage of expected changes in market values of publicly traded equities	10.00%	10.00%
+20%
Disclosure of credit risk exposure [line items]
Percentage of expected changes in market values of publicly traded equities	20.00%	20.00%
+30%
Disclosure of credit risk exposure [line items]
Percentage of expected changes in market values of publicly traded equities	30.00%	30.00%
Reinsurance contracts held
Disclosure of credit risk exposure [line items]
Reinsurance assets	$ 59,382		58,349
Bottom of range
Disclosure of credit risk exposure [line items]
Global retention limit		$ 40
Top of range
Disclosure of credit risk exposure [line items]
Global retention limit		$ 45
Derivatives
Disclosure of credit risk exposure [line items]
Largest single counterparty exposure without master netting agreements or the benefit of collateral held	1,386		1,319
Net amounts excluding financing entity	$ 0		$ 0
AA Credit Grades Or Higher
Disclosure of credit risk exposure [line items]
Derivative exposure with counterparties, percentage	29.00%	29.00%	30.00%
Securities lending
Disclosure of credit risk exposure [line items]
Loaned securities included in invested assets	$ 1,800		$ 1,021
Largest single counterparty exposure without master netting agreements or the benefit of collateral held	0		0
Net amounts excluding financing entity	$ 0		0
0.5% Decrease in Interest Rates
Disclosure of credit risk exposure [line items]
Sensitivity of net income attributed to shareholders	0.50%	0.50%
Sensitivity of our net income attributed to shareholders due to change in interest rate	$ 100
0.5% Increase in Interest Rates
Disclosure of credit risk exposure [line items]
Sensitivity of net income attributed to shareholders	0.50%	0.50%
Sensitivity of our net income attributed to shareholders due to change in interest rate	$ 100
0.5% Parallel Move in Interest Rates on CSM
Disclosure of credit risk exposure [line items]
Sensitivity of net income attributed to shareholders	0.50%	0.50%
0.5% Parallel Move in Corporate Spread
Disclosure of credit risk exposure [line items]
Sensitivity of net income attributed to shareholders	0.50%	0.50%
0.2% Percentage Parallel Move in Swap Spread
Disclosure of credit risk exposure [line items]
Sensitivity of net income attributed to shareholders	0.20%	0.20%
Base case scenario
Disclosure of credit risk exposure [line items]
Probability-weighted ECL	$ 611		629
Upside scenario
Disclosure of credit risk exposure [line items]
Probability-weighted ECL	522		536
Downside scenario 1
Disclosure of credit risk exposure [line items]
Probability-weighted ECL	1,434		1,590
Downside scenario 2
Disclosure of credit risk exposure [line items]
Probability-weighted ECL	1,798		2,104
Banks
Disclosure of credit risk exposure [line items]
Estimated maximum borrowing capacity				$ 500
Unsecured revolving credit facility
Disclosure of credit risk exposure [line items]
Long-term debt	0		$ 0
Unsecured revolving credit facility | Canadian Chartered Banks
Disclosure of credit risk exposure [line items]
Estimated maximum borrowing capacity	$ 500
Federal Home Loan Bank of Indianapolis
Disclosure of credit risk exposure [line items]
Estimated maximum borrowing capacity				3,800	$ 3,800
Long-term debt				$ 500	$ 500